Segmental reporting, Reconciliation to Adjusted EBITDA (Details) - USD ($) $ in Millions		12 Months Ended			18 Months Ended
		Oct. 31, 2020	Oct. 31, 2019		Oct. 31, 2018
Reconciliation to Adjusted EBITDA
(Loss)/profit before tax		$ (2,940.4)	$ (34.1)	[1]	$ 34.1	[2]
Finance costs		281.6	282.4	[1]	350.4	[2]
Finance income		(2.6)	(26.6)	[1]	(7.7)	[2]
Depreciation of property, plant and equipment		(42.0)	(66.5)
Right-of-use asset depreciation	[3]	76.9	13.9		17.4
Share based compensation charge		17.0	68.8		64.3
Foreign exchange credit		7.9	18.2		(37.4)
Total assets		11,146.8	14,294.8	[4]
Total liabilities		7,931.7	8,018.5	[4]
Reportable Segments [Member] | Micro Focus Product Portfolio [Member]
Reconciliation to Adjusted EBITDA
(Loss)/profit before tax		(2,940.4)	(34.1)		34.1	[5]
Finance costs		281.6	282.4		350.4	[5]
Finance income		(2.6)	(26.6)		(7.7)	[5]
Depreciation of property, plant and equipment		42.0	66.5		88.6	[5]
Right-of-use asset depreciation		76.9	0.0		0.0	[5]
Amortization of intangible assets		674.1	716.5		903.1	[5]
Exceptional items (reported in Operating (loss)/profit)		3,011.6	294.2		538.2	[5]
Share based compensation charge		17.0	68.8		64.3	[5]
Product development, intangible costs capitalized		(16.2)	(16.5)		(44.4)	[5]
Foreign exchange credit		29.7	11.3		(37.4)	[5]
Adjusted EBITDA		$ 1,173.7	$ 1,362.5		$ 1,889.2	[5]

[1]	In accordance with the requirements of IFRS 16 "Leases" the results for the 12 months ended October 31, 2019 have not been restated.
[2]	In accordance with the requirements of IFRS 16 "Leases" the results for the 18 months ended October 31, 2018 have not been restated.
[3]	$13.9 million and $17.4 million of depreciation on leased assets was included in depreciation of property, plant and equipment in the 12 months ended October 31, 2019 and the 18-months ended October 31, 2018 respectively. No depreciation in relation to leased assets is included in depreciation of property, plant and equipment in the period as all leased assets are classified as right-of-use assets following the adoption of IFRS 16.
[4]	In accordance with the requirements of IFRS 16 "Leases" the comparative amounts have not been restated.
[5]	The comparatives for the 12 months to April 30, 2017 have been revised to reflect the divestiture of the SUSE business segment (note 37)